Off-Balance Sheet Financial Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commitments to Extend Credit [Member]
Off-Balance Sheet Risks [Abstract]
Off-balance sheet risks, amount	$ 424.0	$ 432.6
Variable rate product commitments	85.00%	80.00%
Standby Letters of Credit [Member]
Off-Balance Sheet Risks [Abstract]
Off-balance sheet risks, amount	$ 9.6	$ 6.6
Off balance sheet instrument term	12 months